Fees Summary	Apr. 14, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 440,217,439.80
Previously Paid Amount	0.00
Total Fee Amount	60,794.03
Total Offset Amount	0.00
Net Fee	$ 60,794.03